Leases (Details) - Schedule of total future minimum lease payments $ in Thousands	Jan. 03, 2021 MXN ($)
Leases (Details) - Schedule of total future minimum lease payments [Line Items]
Total future minimum lease payments	$ 27,970
2021 [Member]
Leases (Details) - Schedule of total future minimum lease payments [Line Items]
Total future minimum lease payments	8,727
2022 [Member]
Leases (Details) - Schedule of total future minimum lease payments [Line Items]
Total future minimum lease payments	7,880
2023 [Member]
Leases (Details) - Schedule of total future minimum lease payments [Line Items]
Total future minimum lease payments	5,941
2024 [Member]
Leases (Details) - Schedule of total future minimum lease payments [Line Items]
Total future minimum lease payments	2,711
2025 [Member]
Leases (Details) - Schedule of total future minimum lease payments [Line Items]
Total future minimum lease payments	$ 2,711